Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2012
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIAX
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTIMX
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTRMX

Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund
Performance Trust Total Return Bond Fund
Investment Objective
The investment objective of the Performance Trust Total Return Bond Fund (the
"Total Return Bond Fund") is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Performance Trust Total Return Bond Fund
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	[1]	2.00%
[1]	Effective January 29, 2013 the Fund will assess a redemption fee of 2.00% of the amount redeemed on shares held 60 days or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Performance Trust Total Return Bond Fund
Management Fees		0.60%
Other Expenses		0.75%
Total Annual Fund Operating Expenses	[1]	1.35%
Fee Waiver/Expense Reimbursement		(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.95%
[1]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	Pursuant to an operating expense limitation agreement between the Total Return Bond Fund's investment adviser, Performance Trust Investment Advisors, LLC (the "Adviser"), and the Total Return Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for the Total Return Bond Fund does not exceed 0.95% of the Total Return Bond Fund's average annual net assets through at least December 29, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the
Total Return Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Total Return Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Total Return Bond Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Performance Trust Total Return Bond Fund	97	375	688	1,577

Portfolio Turnover
The Total Return Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Total Return Bond Fund's performance. During the most recent fiscal year, the Total Return Bond Fund's portfolio turnover rate was 52.42% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Total Return Bond Fund intends to invest at least 80% of its net assets in fixed-income instruments. "Fixed-income instruments" include bonds, debt securities and other fixed-income instruments issued by various U.S. Government or private-sector entities.

The Total Return Bond Fund will invest in fixed-income instruments guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations. This may include direct obligations of the U.S. Government or its agencies or instrumentalities or sponsored corporations, as well as mortgage-backed securities of the U.S.
Government or its agencies.

The Total Return Bond Fund's investments in debt securities may also consist of residential mortgage-backed securities ("RMBS") in the prime and "Alt-A" first lien mortgage sectors. Alt-A is one of three general classifications of mortgages along with prime and subprime. The risk profile of Alt-A mortgages falls between prime and subprime.

The Total Return Bond Fund's remaining investments will consist of fixed-income instruments and other investments including, but not limited to: asset-backed securities; corporate bonds, including high-yield bonds rated below investment grade by a nationally recognized statistical rating organization ("NRSRO"),
commonly known as "junk bonds"; municipal bonds; real   estate investment trusts
("REITs"); or other investments. The Total Return Bond Fund may also invest a portion of its assets in derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed-income instruments or to reduce exposure to other risks.

The Total Return Bond Fund's portfolio managers intend to construct the Total
Return Bond Fund's investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Total Return Bond Fund's investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the
Total Return Bond Fund's investment portfolio will conform to these limits.

Investments are selected for the Total Return Bond Fund by applying a process whereby the Adviser makes a forward projection of the expected value of an investment after a period of time, assuming specific changes in the value of the investment or key factors that would affect its value, such as changes in interest rates, yield curve shifts and time horizons. For fixed-income instruments with credit components, a careful assessment of credit risk is made. Investments with superior risk/reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Total Return Bond Fund's portfolio.

The Total Return Bond Fund's portfolio turnover rate is not intended to be high, although a higher turnover rate may occur as market conditions warrant. The
Total Return Bond Fund's portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Total Return Bond
Fund's investment criteria as described above, or when a more attractive investment opportunity becomes available.
Principal Risks
Before investing in the Total Return Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Total Return Bond Fund.

The principal risks of investing in the Total Return Bond Fund include:

Management Risk
The risk that strategies employed by the Adviser in selecting investments for the Total Return Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk
U.S. and international markets have experienced significant volatility in recent years, which has adversely affected the debt markets. The U.S. mortgage-backed securities market in particular has experienced recent difficulties that may adversely affect the value of certain mortgage-backed securities held by the
Total Return Bond Fund. These market difficulties have reduced investor demand for mortgage-backed securities resulting in limited liquidity for such securities.
It is possible that such limited liquidity in such secondary markets could continue or worsen. If the U.S. economy continues to experience difficulties, the incidence of mortgage foreclosures may increase, which may adversely affect the value of the mortgage-backed securities owned by the Total Return Bond Fund.

Fixed-Income Securities Risks
Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Total Return Bond Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.
Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Mortgage-Backed Securities Risk:

o  Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal.

o  Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Total Return Bond Fund's higher yielding securities will be prepaid and the Total Return Bond Fund will have to replace them with securities having a lower yield.

o  Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

o  Inverse Floater, Interest-Only and Principal-Only Securities Risk. These
   securities are extremely sensitive to changes in interest rates and prepayment rates.

Residential Mortgage-Backed Securities Risk
RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower's equity in the mortgaged property and the borrower's financial circumstances. The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

Asset-Backed Securities Risk
The risk that the impairment of the value of the collateral underlying a security in which the Total Return Bond Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Government-Sponsored Entities Risk
The Total Return Bond Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High-Yield Fixed-Income Securities Risk
The fixed-income securities held by the Total Return Bond Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk
There may be no willing buyer of the Total Return Bond Fund's portfolio securities and the Total Return Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Real Estate Investment Trust Risk
A REIT's share price may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Derivative Securities Risk
The risk that the Total Return Bond Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the
Total Return Bond Fund is unable to liquidate a position because of an illiquid secondary market.
Performance
The following tables show historical performance of the Total Return Bond Fund and provide some indication of the risks of investing in the Total Return Bond
Fund by showing how the Total Return Bond Fund's average annual total returns compare with those of a broad measure of market performance. Past performance
(before and after taxes) does not guarantee future results. Recent performance information for the Total Return Bond Fund is available on the Total Return Bond
Fund's website at www. PTIAfunds.com or by calling 1-877-738-9095.
Calendar Year Total Return as of December 31, 2011

The Fund's calendar year-to-date return as of September 30, 2012 was
12.24%. During the period shown in the bar chart, the best performance for a quarter was 2.64% (for the quarter ended March 31, 2011). The worst performance for a quarter was 0.75% (for the quarter ended June 30, 2011).
Average Annual Total Returns For the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Performance Trust Total Return Bond Fund	Return Before Taxes	6.69%	8.58%	Aug 31, 2010	[1]
Performance Trust Total Return Bond Fund After Taxes on Distributions	Return After Taxes on Distributions	4.74%	6.83%	Aug 31, 2010	[1]
Performance Trust Total Return Bond Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.34%	6.30%	Aug 31, 2010	[1]
Performance Trust Total Return Bond Fund Barclays Capital Aggregate Bond Index	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	4.87%	Aug 31, 2010	[1]
[1]	Fund commenced investment operations on September 1, 2010.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Performance Trust Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Performance Trust Total Return Bond Fund (the
"Total Return Bond Fund") is to purchase undervalued fixed-income assets and achieve investment returns through interest income and potential capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Total Return Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Total Return Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Total Return Bond Fund's performance. During the most recent fiscal year, the Total Return Bond Fund's portfolio turnover rate was 52.42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	52.42%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the
Total Return Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Total Return Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Total Return Bond Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Total Return Bond Fund intends to invest at least 80% of its net assets in fixed-income instruments. "Fixed-income instruments" include bonds, debt securities and other fixed-income instruments issued by various U.S. Government or private-sector entities.

The Total Return Bond Fund will invest in fixed-income instruments guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or sponsored corporations. This may include direct obligations of the U.S. Government or its agencies or instrumentalities or sponsored corporations, as well as mortgage-backed securities of the U.S.
Government or its agencies.

The Total Return Bond Fund's investments in debt securities may also consist of residential mortgage-backed securities ("RMBS") in the prime and "Alt-A" first lien mortgage sectors. Alt-A is one of three general classifications of mortgages along with prime and subprime. The risk profile of Alt-A mortgages falls between prime and subprime.

The Total Return Bond Fund's remaining investments will consist of fixed-income instruments and other investments including, but not limited to: asset-backed securities; corporate bonds, including high-yield bonds rated below investment grade by a nationally recognized statistical rating organization ("NRSRO"),
commonly known as "junk bonds"; municipal bonds; real   estate investment trusts
("REITs"); or other investments. The Total Return Bond Fund may also invest a portion of its assets in derivative instruments, including futures contracts, options and swaps as a substitute for taking positions in fixed-income instruments or to reduce exposure to other risks.

The Total Return Bond Fund's portfolio managers intend to construct the Total
Return Bond Fund's investment portfolio with a target weighted average effective duration of no less than one year and no more than ten years. The duration of the Total Return Bond Fund's investment portfolio may vary materially from its target from time to time, and there is no assurance that the duration of the
Total Return Bond Fund's investment portfolio will conform to these limits.

Investments are selected for the Total Return Bond Fund by applying a process whereby the Adviser makes a forward projection of the expected value of an investment after a period of time, assuming specific changes in the value of the investment or key factors that would affect its value, such as changes in interest rates, yield curve shifts and time horizons. For fixed-income instruments with credit components, a careful assessment of credit risk is made. Investments with superior risk/reward characteristics with respect to criteria such as price, interest rate sensitivity and credit quality, are selected for the Total Return Bond Fund's portfolio.

The Total Return Bond Fund's portfolio turnover rate is not intended to be high, although a higher turnover rate may occur as market conditions warrant. The
Total Return Bond Fund's portfolio managers may sell an investment to satisfy redemption requests, when a security no longer satisfies the Total Return Bond
Fund's investment criteria as described above, or when a more attractive investment opportunity becomes available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Total Return Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Total Return Bond Fund.

The principal risks of investing in the Total Return Bond Fund include:

Management Risk
The risk that strategies employed by the Adviser in selecting investments for the Total Return Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk
U.S. and international markets have experienced significant volatility in recent years, which has adversely affected the debt markets. The U.S. mortgage-backed securities market in particular has experienced recent difficulties that may adversely affect the value of certain mortgage-backed securities held by the
Total Return Bond Fund. These market difficulties have reduced investor demand for mortgage-backed securities resulting in limited liquidity for such securities.
It is possible that such limited liquidity in such secondary markets could continue or worsen. If the U.S. economy continues to experience difficulties, the incidence of mortgage foreclosures may increase, which may adversely affect the value of the mortgage-backed securities owned by the Total Return Bond Fund.

Fixed-Income Securities Risks
Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Total Return Bond Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.
Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

Mortgage-Backed Securities Risk:

o  Credit and Market Risks of Mortgage-Backed Securities. The mortgage loans or the guarantees underlying mortgage-backed securities are subject to the risk of default or may otherwise fail, leading to non-payment of interest and principal.

o  Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Total Return Bond Fund's higher yielding securities will be prepaid and the Total Return Bond Fund will have to replace them with securities having a lower yield.

o  Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.

o  Inverse Floater, Interest-Only and Principal-Only Securities Risk. These
   securities are extremely sensitive to changes in interest rates and prepayment rates.

Residential Mortgage-Backed Securities Risk
RMBS are subject to the risks generally associated with fixed-income securities and mortgage-backed securities. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower's equity in the mortgaged property and the borrower's financial circumstances. The risks associated with RMBS are greater for those in the Alt-A first lien mortgage sectors than those in the prime first lien mortgage sectors, but the risks exist for all RMBS. Recently, delinquency and defaults on residential mortgages have increased and may continue to increase.

Asset-Backed Securities Risk
The risk that the impairment of the value of the collateral underlying a security in which the Total Return Bond Fund invests such as non-payment of loans, will result in a reduction in the value of the security.

Government-Sponsored Entities Risk
The Total Return Bond Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

High-Yield Fixed-Income Securities Risk
The fixed-income securities held by the Total Return Bond Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Liquidity Risk
There may be no willing buyer of the Total Return Bond Fund's portfolio securities and the Total Return Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Real Estate Investment Trust Risk
A REIT's share price may decline because of adverse developments affecting the real estate industry including changes in interest rates. The returns from REITs may trail returns from the overall market. Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

Derivative Securities Risk
The risk that the Total Return Bond Fund's use of derivatives will cause losses due to the unexpected effect of market movements on a derivative's price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the
Total Return Bond Fund is unable to liquidate a position because of an illiquid secondary market.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Total Return Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following tables show historical performance of the Total Return Bond Fund and provide some indication of the risks of investing in the Total Return Bond
Fund by showing how the Total Return Bond Fund's average annual total returns compare with those of a broad measure of market performance. Past performance
(before and after taxes) does not guarantee future results. Recent performance information for the Total Return Bond Fund is available on the Total Return Bond
Fund's website at www. PTIAfunds.com or by calling 1-877-738-9095.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following tables show historical performance of the Total Return Bond Fund and provide some indication of the risks of investing in the Total Return Bond Fund by showing how the Total Return Bond Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-738-9095
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www. PTIAfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31, 2011
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's calendar year-to-date return as of September 30, 2012 was
12.24%. During the period shown in the bar chart, the best performance for a quarter was 2.64% (for the quarter ended March 31, 2011). The worst performance for a quarter was 0.75% (for the quarter ended June 30, 2011).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the Periods Ended December 31, 2011
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Barclays Capital Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010	[1]
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%	[3]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-12-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	688
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,577
Annual Return 2011	rr_AnnualReturn2011	6.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.75%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.69%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010	[1]
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.74%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010	[1]
Performance Trust Total Return Bond Fund (Prospectus Summary) | Performance Trust Total Return Bond Fund | Performance Trust Total Return Bond Fund | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.34%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 2010	[1]

[1]	Fund commenced investment operations on September 1, 2010.
[2]	Effective January 29, 2013 the Fund will assess a redemption fee of 2.00% of the amount redeemed on shares held 60 days or less.
[3]	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[4]	Pursuant to an operating expense limitation agreement between the Total Return Bond Fund's investment adviser, Performance Trust Investment Advisors, LLC (the "Adviser"), and the Total Return Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for the Total Return Bond Fund does not exceed 0.95% of the Total Return Bond Fund's average annual net assets through at least December 29, 2013. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund
Performance Trust Municipal Bond Fund
Investment Objective
The investment objective of the Performance Trust Municipal Bond Fund (the
"Municipal Bond Fund") is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Bond Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Performance Trust Municipal Bond Fund		Institutional Class	Retail Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	[1]	2.00%	2.00%
[1]	Effective January 29, 2013 the Fund will assess a redemption fee of 2.00% of the amount redeemed on shares held 60 days or less.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Performance Trust Municipal Bond Fund		Institutional Class	Retail Class
Management Fees		0.40%	0.40%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		1.89%	1.89%	[1]
Acquired Fund Fees and Expenses		0.03%	0.03%
Total Annual Fund Operating Expenses	[2]	2.32%	2.57%
Fee Waiver/Expense Reimbursement		(1.74%)	(1.74%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	0.58%	0.83%
[1]	Because the Retail Class of the Municipal Bond Fund is new, Other Expenses are based on Other Expenses for Institutional Class shares of the Fund for the fiscal year ended August 31, 2012.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between the Municipal Bond Fund's investment adviser, Performance Trust Investment Advisors, LLC (the "Adviser"), and the Municipal Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for Institutional Class shares and Retail Class shares do not exceed 0.55% and 0.80%, respectively, of the Municipal Bond Fund's average annual net assets through at least June 29, 2014. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the
Municipal Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Performance Trust Municipal Bond Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Institutional Class	59	409	941	2,400
Retail Class	85	486	1,070	2,657

Portfolio Turnover
The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Municipal Bond Fund's performance. During the most recent fiscal year, the
Municipal Bond Fund's portfolio turnover rate was 131.34% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Municipal Bond Fund invests at least 80% of its net assets in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax. The Municipal Bond Fund may invest up to 20% of its net assets in below investment grade municipal securities as well as up to 20% of its net assets in securities, the income of which are subject to federal income tax. In addition, the Municipal Bond Fund may invest up to 20% of its net assets in other investment companies, including closed-end funds and exchange-traded funds ("ETFs").

The Municipal Bond Fund invests in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories that pay interest that is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). Investment grade municipal securities include securities rated "investment grade" (e.g.,
BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, judged by the Adviser to be of comparable quality. Below investment grade securities are commonly referred to as "high yield" or "junk" bonds.

The dollar-weighted average portfolio effective maturity of the Municipal Bond
Fund will normally be more than 10 years but less than 22 years. The average duration will be more than 5 years but less than 11 years.

The Adviser will use a value-oriented strategy looking for higher-yielding and undervalued municipal securities that offer above-average total return. The
Municipal Bond Fund's investment process begins with a top-down review of portfolio duration and yield curve positioning as well as industry, sector and credit quality. The Adviser makes a forward projection of an individual investment's total return characteristics over a variety of economic and interest rate scenarios, yield curve shifts and time horizons. The Adviser may choose to sell an investment with deteriorating credit quality or limited upside potential compared to other available investments in the market.
Principal Risks
Before investing in the Municipal Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Municipal Bond Fund.

The principal risks of investing in the Municipal Bond Fund include:

Management Risk
The risk that strategies employed by the Adviser in selecting investments for the Municipal Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Because the Municipal Bond Fund may invest more than
25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the
Municipal Bond Fund.

Municipal obligations that the Municipal Bond Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Municipal Bond Fund.

The repayment of principal and interest on some of the municipal securities in which the Municipal Bond Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal securities in which the Municipal Bond Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Tax Risks
Municipal securities may decrease in value during times when tax rates are falling. The Municipal Bond Fund's investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Bond Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income. If this is the case, the Municipal Bond Fund's net after-tax return to you may be lower.

Fixed-Income Securities Risks
Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Municipal Bond Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Fixed-Income Securities Risk
The fixed-income securities held by the Municipal Bond Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Other Investment Companies Risk
You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs) in addition to the Municipal Bond Fund's direct fees and expenses. As a result, your cost of investing in the Municipal
Bond Fund will be higher than the cost of investing directly in the underlying investment company shares.

Exchange-Traded Fund Risk
Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end mutual funds.

Liquidity Risk
There may be no willing buyer of the Municipal Bond Fund's portfolio securities and the Municipal Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Valuation Risk
The prices provided by the Municipal Bond Fund's pricing service or independent dealers or the fair value determinations made by the valuation committee of the
Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.
Performance
Performance information for the Municipal Bond Fund has not been presented because, as of the date of this Prospectus, the Municipal Bond Fund has not been in operation for a full calendar year.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov 30, 2012
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Performance Trust Municipal Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Performance Trust Municipal Bond Fund (the
"Municipal Bond Fund") is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent
		with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Municipal Bond Fund's performance. During the most recent fiscal year, the
Municipal Bond Fund's portfolio turnover rate was 131.34% of the average value
		of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	131.34%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Retail Class of the Municipal Bond Fund is new, Other Expenses are based on Other Expenses for Institutional Class shares of the Fund for the fiscal year ended August 31, 2012.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the
Municipal Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each
		year and that the Municipal Bond Fund's operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Municipal Bond Fund invests at least 80% of its net assets in investment-grade quality municipal securities that pay interest that is exempt from regular federal income tax. The Municipal Bond Fund may invest up to 20% of its net assets in below investment grade municipal securities as well as up to 20% of its net assets in securities, the income of which are subject to federal income tax. In addition, the Municipal Bond Fund may invest up to 20% of its net assets in other investment companies, including closed-end funds and exchange-traded funds ("ETFs").

The Municipal Bond Fund invests in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories that pay interest that is exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). Investment grade municipal securities include securities rated "investment grade" (e.g.,
BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, judged by the Adviser to be of comparable quality. Below investment grade securities are commonly referred to as "high yield" or "junk" bonds.

The dollar-weighted average portfolio effective maturity of the Municipal Bond
Fund will normally be more than 10 years but less than 22 years. The average duration will be more than 5 years but less than 11 years.

The Adviser will use a value-oriented strategy looking for higher-yielding and undervalued municipal securities that offer above-average total return. The
Municipal Bond Fund's investment process begins with a top-down review of portfolio duration and yield curve positioning as well as industry, sector and credit quality. The Adviser makes a forward projection of an individual investment's total return characteristics over a variety of economic and interest rate scenarios, yield curve shifts and time horizons. The Adviser may choose to sell an investment with deteriorating credit quality or limited
		upside potential compared to other available investments in the market.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Municipal Bond Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Municipal Bond Fund.

The principal risks of investing in the Municipal Bond Fund include:

Management Risk
The risk that strategies employed by the Adviser in selecting investments for the Municipal Bond Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Municipal Securities Risks
The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities. Because the Municipal Bond Fund may invest more than
25% of its total assets in municipal obligations issued by entities located in the same state or the interest on which is paid solely from revenues of similar projects, changes in economic, business or political conditions relating to a particular state or types of projects may have a disproportionate impact on the
Municipal Bond Fund.

Municipal obligations that the Municipal Bond Fund may acquire include municipal lease obligations, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Municipal Bond Fund.

The repayment of principal and interest on some of the municipal securities in which the Municipal Bond Fund may invest may be guaranteed or insured by a monoline insurance company. If a company insuring municipal securities in which the Municipal Bond Fund invests experiences financial difficulties, the credit rating and price of the security may deteriorate.

Tax Risks
Municipal securities may decrease in value during times when tax rates are falling. The Municipal Bond Fund's investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax-exempt status of, interest income on municipal obligations. Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Municipal Bond Fund's ability to acquire and dispose of municipal obligations at desirable yield and price levels. If you are subject to the AMT, you may have to pay federal tax on a portion of your distributions from tax-exempt income. If this is the case, the Municipal Bond Fund's net after-tax return to you may be lower.

Fixed-Income Securities Risks
Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Municipal Bond Fund. Credit risk is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that an issuer may "call," or repay, its high yielding bonds before their maturity dates. Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Fixed-Income Securities Risk
The fixed-income securities held by the Municipal Bond Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

Other Investment Companies Risk
You will indirectly bear fees and expenses charged by underlying investment companies (mutual funds and ETFs) in addition to the Municipal Bond Fund's direct fees and expenses. As a result, your cost of investing in the Municipal
Bond Fund will be higher than the cost of investing directly in the underlying investment company shares.

Exchange-Traded Fund Risk
Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of its underlying portfolio. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs, unlike open-end mutual funds.

Liquidity Risk
There may be no willing buyer of the Municipal Bond Fund's portfolio securities and the Municipal Bond Fund may have to sell those securities at a lower price or may not be able to sell the securities at all each of which would have a negative effect on performance.

Valuation Risk
The prices provided by the Municipal Bond Fund's pricing service or independent dealers or the fair value determinations made by the valuation committee of the
Board of Trustees may be different from the prices used by other mutual funds or from the prices at which securities are actually bought and sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is
		available.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Municipal Bond Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information for the Municipal Bond Fund has not been presented because, as of the date of this Prospectus, the Municipal Bond Fund has not been in operation for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Municipal Bond Fund has not been presented because, as of the date of this Prospectus, the Municipal Bond Fund has not been in operation for a full calendar year.
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.58%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	941
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,400
Performance Trust Municipal Bond Fund (Prospectus Summary) | Performance Trust Municipal Bond Fund | Retail Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.89%	[4]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.57%	[2]
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.74%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-06-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,070
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,657

[1]	Effective January 29, 2013 the Fund will assess a redemption fee of 2.00% of the amount redeemed on shares held 60 days or less.
[2]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of this prospectus, which does not include Acquired Fund Fees and Expenses.
[3]	Pursuant to an operating expense limitation agreement between the Municipal Bond Fund's investment adviser, Performance Trust Investment Advisors, LLC (the "Adviser"), and the Municipal Bond Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) for Institutional Class shares and Retail Class shares do not exceed 0.55% and 0.80%, respectively, of the Municipal Bond Fund's average annual net assets through at least June 29, 2014. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.
[4]	Because the Retail Class of the Municipal Bond Fund is new, Other Expenses are based on Other Expenses for Institutional Class shares of the Fund for the fiscal year ended August 31, 2012.